Filed with the U.S. Securities and Exchange Commission on November 20, 2025
1933 Act Registration File No. 333-197427
1940 Act File No. 811-22980
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	59	[	X	]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	60	[	X	]

(Check appropriate box or boxes.)

ANGEL OAK FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

3344 Peachtree Road NE, Suite 1725
Atlanta, Georgia 30326
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (404) 953-4900

Ward Bortz, President
c/o Angel Oak Capital Advisors, LLC
3344 Peachtree Rd. NE, Suite 1725
Atlanta, Georgia 30326
(Name and Address of Agent for Service)

Copy to:
Douglas P. Dick
Stephen T. Cohen
Dechert LLP
1900 K Street NW
Washington, DC 20006
Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 20, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ X ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 56 (the “Amendment”) to its Registration Statement (filed on September 15, 2025) with respect to its series, the Whiplight ETF, until December 20, 2025. Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Atlanta, and the State of Georgia, on November 20, 2025.

Angel Oak Funds Trust

By:    /s/ Ward Bortz
    Ward Bortz
    President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities indicated on November 20, 2025.

Signature	Title

Alvin R. Albe, Jr.*	Trustee
Alvin R. Albe, Jr.

Ira P. Cohen*	Trustee
Ira P. Cohen

Keith M. Schappert*	Trustee
Keith M. Schappert

Andrea N. Mullins*	Trustee
Andrea N. Mullins

Clayton Triick*	Trustee
Clayton Triick

/s/ Ward Bortz	President and Principal Executive Officer
Ward Bortz

/s/ Nilesh Likhite	Treasurer, Principal Financial Officer and Principal Accounting Officer
Nilesh Likhite

*By: /s/ Matthew Barsamian Matthew Barsamian Attorney-in-Fact pursuant to Powers of Attorney